Stockholders' Equity (Deficit) (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 19, 2013	Feb. 28, 2014	Mar. 31, 2015	Mar. 31, 2014
Common stock, par value			$ 0.001	$ 0.001
Capital Units, Authorized			260,000,000	260,000,000
Common stock, shares authorized			250,000,000	250,000,000
Preferred Stock, shares authorized			10,000,000	10,000,000
Preferred Stock, par value			$ 0.001	$ 0.001
Number of common stock shares issued	24,400,000	6,173,200
Common stock price per share	$ 0.0004	$ 0.004
Proceeds from issuance of common stock	$ 10,000	$ 25,300		$ 25,300
Common stock, shares issued			30,573,200	30,573,200
Common stock, shares outstanding			30,573,200	30,573,200
Board Of Directors [Member]
Stock split description			Our Board of Directors declared a 2.44-for1 forward stock split on the Company’s Common Stock, in the form of a dividend, with a record date of January 20, 2015, a payment date of January 26, 2015, an exdividend date of January 27, 2015. The stock split entitled each of our shareholders as of the record date to receive 2.44 additional shares of common stock for each one share owned.
Preferred Stock [Member] | Board Of Directors Authorized And Stockholders Holding [Member]
Percentage of common stock outstanding shares			79.80%
Common stock, par value			$ 0.001
Common Stock [Member]
Common stock price per share				$ 0.004
Common Stock [Member] | Board Of Directors Authorized And Stockholders Holding [Member]
Percentage of common stock outstanding shares			79.80%